CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE NONCONTROLLING INTEREST AND STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 27, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 29, 2019	Dec. 31, 2017
Issuance of common stock, net of issuance costs		$ 406	$ 497	$ 903
Redeemable Convertible Preferred Stock
Issuance of Series D redeemable convertible preferred stock, issuance costs					$ 85
Initial Public Offering
Issuance of common stock, net of issuance costs	$ 12,215